Supplemental Disclosure of Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Schedule of supplemental disclosure of cash flow information	Additional cash flows information is as follows:

	Year ended December 31,
	2015	2014	2013
Interest paid	$596.3	$185.3	$101.8
Income taxes (received)/paid	$(34.1)	$(24.7)	$14.9